Expense Example - StrategicAdvisersIncomeOpportunitiesFund-PRO - StrategicAdvisersIncomeOpportunitiesFund-PRO - Strategic Advisers Income Opportunities Fund - Strategic Advisers Income Opportunities Fund
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 58
3 years	194
5 years	389
10 years	$ 951